CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments

	Six months ended June 30, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$51,627	$29,397	$25,839	$-	$106,863

Operating profit (loss)	(1,841)	265	2,482	(439)	467
Financial expenses, net					(1,663)
Loss before taxes on income					(1,196)
Taxes on income					832
Net loss					(2,028)

Depreciation and amortization Expenses	$2,598	$1,413	$1,672	$-	$5,683

	Six months ended June 30, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total
					As Restated (1)

Revenues	$59,975	$18,836	$19,358	$-	$98,169

Operating profit (loss)	4,370	(3,961)	(4,376)	-	(3,967)
Financial expenses, net					(757)
Loss before taxes on income					(4,724)
Taxes on income					474
Net loss					(5,198)

Depreciation and amortization Expenses	$2,906	$1,269	$471	$-	$4,646

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

Schedule of Revenue by Geographic Area
	Six months ended
	June 30,
	2022	2021
		As Restated (1)

Latin America *)	$36,191	$31,996
Asia Pacific	14,417	24,807
United States and Canada	40,152	28,726
Europe, the Middle East and Africa **)	16,103	12,640

	$106,863	$98,169

*)       Revenues attributed to Peru in the six months ended June 30, 2022 amounted to $ 25,839.

**)     Revenues attributed to Israel in the six months ended June 30, 2022 amounted to $ 1,390.

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

Schedule of Revenue from Major Customers
f.	The table below represents the revenues from major customers and their operating segments:

	Six months ended June 30,
	2022	2021
		As Restated (1)

Customer A - Network Infrastructure and Services	20%	16%
Customer B - Integrated Solutions	13%	*	)
Customer C - Satellite Networks	12%	*	)

*) Less than 10%

Customer A is located in Peru, Customer B is located in the European Union and Customer C is located in the United States.

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.